Dreyfus Select Managers Long/Short Equity Fund
Dreyfus Select Managers Long/Short Equity Fund

June 13, 2014

DREYFUS BNY MELLON FUNDS, INC.

-          Dreyfus Select Managers Long/Short Equity Fund

Supplement to Prospectus

dated March 24, 2014

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about September 1, 2014 (the “Effective Date”), the fund’s name will change to  “Dreyfus Select Managers Long/Short Fund”.

As of the Effective Date, the following information will supersede and replace the second paragraph and the last sentence in the fourth paragraph will be deleted in “Fund Summary — Principal Investment Strategy” in the prospectus:

The fund normally invests in equity securities, typically common stocks, including securities issued by other investment companies, such as ETFs.  The fund may invest in equity securities of companies with any market capitalization.  The fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging markets countries and securities denominated in any currency other than the U.S. dollar.  The fund may significantly overweight or underweight certain companies, industries or market sectors.